July 29, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
File No.: 811-5160; 33-14294

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended May 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6850.

Very truly yours,

/s/Faria Adam

Faria Adam